Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2017
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2017, 2016 and 2015 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2014	-	$-
Granted	189,000	3.70
Vested	(37,000)	3.70
Outstanding at December 31, 2015	152,000	$3.70
Granted	772,800	1.30
Vested	(264,100)	1.69
Forfeited	(8,000)	3.70
Outstanding at December 31, 2016	652,700	$1.67
Vested	(275,100)	1.77
Outstanding at December 31, 2017	377,600	$1.60